Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Disclosure of Operating Segment Information

Operating segment information June 30, 2020	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue*	7,486,444	—	7,486,444
Other income
Research material sales	279,805	—	279,805
Grant income	5,973,034	—	5,973,034
Net gain on fair value movement of warrants	—	2,214,813	2,214,813
Net gain on foreign exchange	—	346,331	346,331
Interest income	—	199,541	199,541

Total revenue and other income	13,739,283	2,760,685	16,499,968

Segment Result	(16,228,880)	2,760,685	(13,468,195)

Profit/(loss) before income tax expense	(16,228,880)	2,760,685	(13,468,195)
Income tax benefit			(37)

Loss after income tax expense			(13,468,232)

Total segment assets	46,597,252	—	46,597,252
Total segment liabilities	13,297,907	—	13,297,907

*
Licensing revenue increased significantly from A$140K in FY 2019 to A$7.49 million in FY 2020, mainly attributed
to the GSK milestone payment of GBP 4 million (A$7.49 million) received in this fiscal year related to the first patient being dosed in GSK’s Phase II clinical trial evaluating GSK2831781 in ulcerative colitis.

June 30, 2019	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	139,782	—	139,782
Other income
Research material sales	1,155,065	—	1,155,065
Grant income	4,342,364	—	4,342,364
Net gain on fair value movement of warrants	—	961,176	961,176
Net gain on foreign exchange	—	493,736	493,736
Interest income	—	397,281	397,281
Total revenue and other income	5,637,211	1,852,193	7,489,404

Segment Result	(20,196,177)	1,852,193	(18,343,984)

Profit/(loss) before income tax expense	(20,196,177)	1,852,193	(18,343,984)
Income tax benefit			—

Loss after income tax expense			(18,343,984)

Total segment assets	40,541,499	—	40,541,499
Total segment liabilities	16,153,783	—	16,153,783

June 30, 2018	Immunotherapy A$	Unallocated A$	Consolidated A$
Revenue
License revenue	2,630,484	—	2,630,484
Other income
Research material sales	1,008,678	—	1,008,678
Grant income	3,214,441	—	3,214,441
Other income	—	322,518	322,518
Interest income	—	177,186	177,186

Total revenue and other income	6,853,603	499,704	7,353,307

Segment Result	(13,054,065)	309,721	(12,744,344)

Profit/(loss) before income tax expense	(13,054,065)	309,721	(12,744,344)

Income tax benefit			(1,676)

Loss after income tax expense			(12,746,020)

Total segment assets	46,998,783	—	46,998,783
Total segment liabilities	13,476,856	—	13,476,856